UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-4338

HERITAGE CAPITAL APPRECIATION TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEVEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments

Heritage Capital Appreciation Trust

Investment Portfolio

January 31, 2008

(unaudited)

			% of net
	Shares	Value	assets
Common stocks - 99.0%
Advertising - 1.1%
Lamar Advertising Company, Class A*	172,684	$7,446,134	1.1%
Beverages - 4.2%
PepsiCo, Inc.	420,110	28,647,301	4.2%
Biotechnology - 2.4%
Genentech Inc.*	227,200	15,947,168	2.4%
Commercial services - 6.5%
Moody's Corporation	249,490	8,729,655	1.3%
The Western Union Company	1,561,067	34,967,901	5.2%
Computers - 3.7%
Research In Motion Ltd*	271,302	25,469,832	3.7%
Electronics - 4.1%
Thermo Fisher Scientific Inc.*	542,546	27,935,694	4.1%
Financial services - 8.8%
Freddie Mac	487,440	14,813,302	2.2%
Morgan Stanley	148,900	7,360,127	1.1%
NYMEX Holdings Inc.	59,900	6,888,500	1.0%
The Charles Schwab Corporation	1,356,629	30,252,827	4.5%
Healthcare products - 3.9%
Baxter International Inc.	113,900	6,918,286	1.0%
St. Jude Medical, Inc.*	486,234	19,697,339	2.9%
Household products - 3.4%
Fortune Brands, Inc.	331,465	23,176,033	3.4%
Internet - 5.2%
Google Inc., Class A*	44,600	25,167,780	3.7%
Yahoo! Inc.*	541,000	10,376,380	1.5%
Multimedia - 5.7%
Entravision Communications Corporation, Class A*	1,625,740	11,445,210	1.7%
The McGraw-Hill Companies, Inc.	479,110	20,486,744	3.0%
Viacom Inc., Class B*	172,829	6,698,852	1.0%
Oil & gas - 8.2%
Hess Corporation	299,455	27,199,498	4.0%
Suncor Energy Inc.	305,770	28,736,265	4.2%
Oil & gas services - 7.0%
Baker Hughes Inc.	284,498	18,472,455	2.7%
Schlumberger Ltd	166,200	12,541,452	1.8%
Weatherford International Ltd*	274,600	16,973,026	2.5%
Pharmaceuticals - 6.6%
Amylin Pharmaceuticals Inc.*	450,489	13,356,999	2.0%
Merck & Co., Inc.	362,800	16,790,384	2.5%
Teva Pharmaceutical Industries Ltd, Sponsored ADR	306,000	14,088,240	2.1%
Software - 9.1%
Activision, Inc.*	789,810	20,432,385	3.0%
Electronic Arts Inc.*	346,778	16,426,874	2.4%
Microsoft Corporation	763,550	24,891,730	3.7%
Telecommunications - 19.1%
American Tower Corporation, Class A*	792,450	29,740,648	4.4%
Crown Castle International Corporation*	1,553,635	56,226,051	8.3%
QUALCOMM Inc.	760,140	32,245,139	4.8%
Sprint Nextel Corporation	1,028,500	10,830,102	1.6%
Total common stocks (cost $584,395,102)		671,376,313	99.0%

Repurchase agreement - 0.6%
Repurchase agreement with Fixed Income
Clearing Corporation, dated January 31, 2008 @
1.63% to be repurchased at $4,421,200 on
February 1, 2008, collateralized by
$4,195,000 United States Treasury Bonds,
4.25% due August 15, 2014 (market value
$4,545,619 including interest) (cost $4,421,000)		4,421,000	0.6%

Total investment portfolio (cost $588,816,102)		675,797,313	99.6%
Other assets and liabilities, net,		2,539,440	0.4%
Net assets		$678,336,753	100.0%

* Non-income producing security.

ADR - American depository receipt

NOTE 1 | Organization and investment objective Heritage Capital Appreciation Trust (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks long-term capital appreciation.

Class offerings The Fund currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to the public.

•

Class A shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase.  Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase.

•

Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

•

Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2 | Significant accounting policies

Use of estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities The price of the Fund’s shares is based on the Fund’s net asset value per share. The net asset value of the Fund’s shares are determined on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage is not required to revalue the Fund.

Generally, the Fund’s portfolio securities are valued at market quotations that are readily available at market value; however, the market quotation price may be adjusted to reflect events that occur between the close of those markets and the time of the determination of net asset value.

Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Boards of Trustees. All securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith are valued using procedures (“Procedures”) approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage. The composition of this Valuation Committee may change from time to time.

There can be no assurance, however, that a fair value price used on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•

Domestic exchange traded equity securities Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

•

Short-term securities The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Repurchase agreements The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Revenue recognition Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Expenses The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund’s expenses. These custodian credits are shown as “Expense offsets” in the Statement of Operations.

Class allocations Each class of shares has equal rights as to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Distribution of income and gains Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

Item 2. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CAPITAL APPRECIATION TRUST

Date:

March 26, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:

March 26, 2008

/s/ Mathew J. Calabro

Mathew J. Calabro

Principal Executive Officer

Date:

March 26, 2008

/s/ Andrea N. Mullins

Andrea N. Mullins

Principal Financial Officer